Accumulated Other Comprehensive Losses	12 Months Ended
Dec. 31, 2020
Stockholders' Equity Note [Abstract]
ACCUMULATED OTHER COMPREHENSIVE LOSSES
17.	ACCUMULATED OTHER COMPREHENSIVE LOSSES

	Foreign	Unrealized gain on investment securities
	currency translation adjustment	Before tax amount	Income Tax (expense) or benefit	Net-of-tax amount
	RMB	RMB	RMB	RMB

Balance as of January 1, 2019	(6,255,637)	2,252,159	(563,040)	1,689,119
Other comprehensive loss, net	3,965,185	(2,024,106)	506,027	(1,518,079)
Balance as of December 31, 2019	(2,290,452)	228,053	(57,013)	171,040

Balance as of January 1, 2020	(2,290,452)	228,053	(57,013)	171,040
Other comprehensive loss, net	(16,166,094)	(228,053)	57,013	(171,040)
Balance as of December 31, 2020	(18,456,546)	-	-	-

The amounts reclassified out of accumulated other comprehensive income represent realized gains on the investment securities upon their sales, which were then recorded in realized gains/(losses) on sales of investments, net ” in the consolidated statements of comprehensive income.